Eaton Vance Tax-Managed International Equity Fund

EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated March 1, 2012

1. The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Tax-Managed International Equity Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 41 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	1.56%	2.31%	2.31%	1.31%
Expense Reimbursement(2)	(0.06)%	(0.06)%	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.50%	2.25%	2.25%	1.25%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.  Annual Fund Operating Expenses in the table have been restated to reflect the new management fee pursuant to a fee reduction agreement effective May 1, 2012 and Other Expenses are estimated.

(2)

The administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class B and Class C shares and 1.25% for Class I shares.  This expense reimbursement will continue through February 28, 2014.   Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as:  brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the administrator and sub-adviser during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$719	$1,034	$1,371	$2,320	$719	$1,034	$1,371	$2,320
Class B shares	$728	$1,116	$1,430	$2,453	$228	$716	$1,230	$2,453
Class C shares	$328	$716	$1,230	$2,641	$228	$716	$1,230	$2,641
Class I shares	$127	$409	$712	$1,574	$127	$409	$712	$1,574

2. The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Tax-Managed International Equity Fund”:

Thomas Seto, Vice President and Director of Portfolio Management of Parametric, has co-managed the Portfolio since May 2012.

David Stein, Managing Director and Chief Investment Officer of Parametric, has co-managed the Portfolio since May 2012.

December 13, 2012	6504-12/12 TMIEPS1

Shareholder Fees Eaton Vance Tax-Managed International Equity Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(2)
Annual Fund Operating Expenses Eaton Vance Tax-Managed International Equity Fund		Class A	Class B	Class C	Class I
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses		1.56%	2.31%	2.31%	1.31%
Expense Reimbursement	[1]	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.50%	2.25%	2.25%	1.25%
[1]	The administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class B and Class C shares and 1.25% for Class I shares. This expense reimbursement will continue through February 28, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

(2) Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.  Annual Fund Operating Expenses in the table have been restated to reflect the new management fee pursuant to a fee reduction agreement effective May 1, 2012 and Other Expenses are estimated.

Expense Example Eaton Vance Tax-Managed International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,034	1,371	2,320
Class B	728	1,116	1,430	2,453
Class C	328	716	1,230	2,641
Class I	127	409	712	1,574

Expense Example, No Redemption Eaton Vance Tax-Managed International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,034	1,371	2,320
Class B	228	716	1,230	2,453
Class C	228	716	1,230	2,641
Class I	127	409	712	1,574